Financial Instrument and Risk Management (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments and Risk Management [Abstract]
Notional amounts of outstanding derivative instruments

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	283	309
Currency options	15	24
Collars	222	419

In millions of Swedish-krona	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	782	—

Fair value of derivative instruments

In millions of U.S. dollars	As at December 31, 2011		As at December 31, 2010
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	—	Other receivables and assets	46
Currency collars	Other receivables and assets	1	Other receivables and assets	—
Currency collars	Other investments and other non-current assets	—	Other investments and other non-current assets	6
Contingent zero-cost collars	Other receivables and assets	—	Other receivables and assets	27

Total derivatives designated as a hedge		1		79

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	1	Other receivables and assets	12

Total derivatives not designated as a hedge:		1		12

Total Derivatives		2		91

In millions of U.S. dollars	As at December 31, 2011		As at December 31, 2010
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(39)	Other payables and accrued liabilities	(8)
Currency collars	Other payables and accrued liabilities	(29)	Other payables and accrued liabilities	(2)

Total derivatives designated as a hedge		(68)		(10)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(7)	Other payables and accrued liabilities	(1)

Total derivatives not designated as a hedge:		(7)		(1)

Total Derivatives		(75)		(11)

Effect on consolidated statements of income of derivative instruments

In millions of U.S. dollars	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2011	December 31, 2010		December 31, 2011	December 31, 2010
Foreign exchange forward contracts	(16)	19	Cost of sales	67	(31)
Foreign exchange forward contracts	(2)	3	Selling, general and administrative	8	(6)
Foreign exchange forward contracts	(20)	16	Research and development	45	(32)
Currency options	(2)	(1)	Cost of sales	(3)	(6)
Currency options	—	—	Selling, general and administrative	—	(1)
Currency options	(1)	(1)	Research and development	(1)	(3)
Currency collars	(19)	—	Cost of sales	1	—
Currency collars	(3)	—	Selling, general and administrative	—	—
Currency collars	(8)	2	Research and development	—	—
Combined options	—	—	Gain (loss) on financial instruments, net	—	4
Contingent zero-cost collars	—	27	Gain (loss) on financial instruments, net	6	16
Total	(71)	65		123	(59)

Derivative instruments designated as Cash Flow hedge

In millions of U.S. dollars	Location of gain recognized in earnings	Gain (loss) recognized in earnings
		December 31, 2011	December 31, 2010
Foreign exchange forward contracts	Other income and expenses, net	31	(41)
Total		31	(41)

Derivative instruments not designated as hedge

		Fair Value Measurements using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	100	100	—	—
Debt securities issued by foreign governments	81	81	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	5	—	5	—
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	93	93	—	—
Euro-denominated Fixed rate debt securities issued by financial institutions	27	27	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	107	107	—	—
Equity securities classified as available-for-sale	9	9	—	—
Equity securities held-for-trading	7	7	—	—
Derivative instruments designated as cash flow hedge	(67)	—	(67)	—
Derivative instruments not designated as a hedge	(6)	—	(6)	—
Total	356	424	(68)	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2010:

		Fair Value Measurements using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	350	350	—	—
Debt securities issued by foreign governments	213	213	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	10	—	—	10
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	118	118	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	200	200	—	—
Auction Rate Securities	72	—	—	72
Micron shares classified as available-for-sale	161	161	—	—
Other equity securities classified as available-for-sale	11	11	—	—
Equity securities held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	69	—	69	—
Derivative instruments not designated as a hedge	11	—	11	—
Total	1,223	1,061	80	82

Financial assets (liabilities) measured at fair value on a recurring basis

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	82
Other-than-temporary impairment charge on Senior debt Floating Rate Notes issued by Lehman Brothers included in earnings on the line “Other-than temporary impairment charge in financial assets”	(5)
Transfer of Senior debt Floating Rate Notes issued by Lehman Brothers to Level 2 fair value hierarchy	(5)
Settlement on Auction Rate Securities	(72)

December 31, 2011	—

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)

Reconciliation for assets measured at fair value on a recurring basis using unobservable inputs (Level 3)

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	226
Change in fair value of Auction Rate Securities	30
Paid-in-kind interest on Numonyx subordinated notes	5
Change in fair value on Numonyx subordinated notes — pre-tax	2
Extinguishment of Numonyx subordinated notes	(180)
Currency translation adjustment	(1)

December 31, 2010	82

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

Financial and non financial assets (liabilities) measured at fair value on nonrecurring basis

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2011:

		Fair Value Measurements using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Cost-method investments	27	—	—	27
Assets held for sale	28	—	28	—
Total	55	—	28	27

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2010:

		Fair Value Measurements using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Cost-method investments	28	—	—	28
Assets held for sale	28	—	28	—
Total	56	—	28	28

Changes in assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	28
Currency translation adjustment	(1)

December 31, 2011	27

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

No portion of the aggregate carrying amount of cost method investors was evaluated for impairment in 2011, since there were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of the related investments.

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	222
Other-than-temporary impairment on cost-method investments	(1)
Equity share in Numonyx earnings	14
Numonyx divestiture	(207)

December 31, 2010	28

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(1)

Fair value information on other financial assets and liabilities recorded at amortized cost

	2011		2010
Description	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
In millions of U.S. dollars
Long-term debt
— Bank loans (including current portion)	485	485	592	591
— Senior Bonds	453	452	569	566
— Convertible debt	221	218	534	528
Total	1,159	1,155	1,695	1,685

Details of securities that currently are in an unrealized loss position

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2011.

	December 31, 2011
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	79	—	147	(6)	226	(6)

Total	79	—	147	(6)	226	(6)

The table below details securities that were in an unrealized loss position as at December 31, 2010. The securities are segregated by investment type and the length of time that the individual securities had been in a continuous unrealized loss position as of December 31, 2010.

	December 31, 2010
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	—	—	317	(5)	317	(5)
Micron shares classified as available-for-sale	161	(15)	—	—	161	(15)

Total	161	(15)	317	(5)	478	(20)